Income Tax Expense (Details) - Schedule of income before income tax - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Expense (Details) - Schedule of income before income tax [Line Items]
Total	¥ 162,701,566	¥ 721,012,178	¥ 1,157,737,186
Cayman Islands [Member]
Income Tax Expense (Details) - Schedule of income before income tax [Line Items]
Total	(2,847,746)	(4,424,505)	(5,671)
BVI [Member]
Income Tax Expense (Details) - Schedule of income before income tax [Line Items]
Total	(22,126)	45,003	161,953
Hong Kong entities [Member]
Income Tax Expense (Details) - Schedule of income before income tax [Line Items]
Total	3,424,910	2,014,052	(77,026)
PRC entities [Member]
Income Tax Expense (Details) - Schedule of income before income tax [Line Items]
Total	¥ 162,146,528	¥ 723,377,628	¥ 1,157,657,930